DETAILS OF ACCRUED LIABLIITES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Amounts due to growers	$ 124,928	$ 143,943
Employee-related costs and benefits	97,081	90,582
Sales, marketing and advertising	16,766	14,983
Shipping related costs	28,305	33,644
Materials and supplies	14,627	16,316
Accrued interest	3,415	4,020
Deferred income	2,375	4,860
Professional services	8,551	11,327
Accrued rent	1,301	1,306
Hedging liability	7,004	9,328
Recourse liability	4,282	3,421
Miscellaneous other accrued liabilities	48,792	47,958
Total accrued liabilities	$ 357,427	$ 381,688